Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net income: Before Tax Amount	$ 4,506		$ 4,626		$ 6,222
Net Income: Tax Effect	(505)		(978)		(1,542)
Net income: Net-of-Tax Amount	4,001		3,648		4,680
Other comprehensive income (loss):
Unrealized holding losses arising during the period: Before Tax Amount	(2,325)		(33)		630
Unrealized holding losses arising during the period: Tax Effect	791		11
Unrealized holding losses arising during the period: Net-of-Tax Amount	(1,534)		(22)		416
Unrealized holding losses from unconsolidated subsidiary: Before Tax Amount	(18)				12
Unrealized gains (losses) from unconsolidated subsidiary: Tax Expense					(214)
Unrealized holding losses from unconsolidated subsidiary: Net-of-Tax Amount	(18)				12
Less reclassification adjustment for gains included in net income: Before Tax Amount	2	[1],[2]	(2)	[1],[2]	(6)	[1],[2]
Less reclassification adjustment for: gains included in net income: Tax Effect	(1)	[1],[2]	1	[1],[2]	2	[1],[2]
Less reclassification adjustment for: gains included in net income: Net-of-Tax Amount	1	[1],[2]	(1)	[1],[2]	(4)	[1],[2]
Unrecognized pension net gain (loss): Before Tax Amount	821	[2],[3]	1,633	[2],[3]	(743)	[2],[3]
Unrecognized pension net gain (loss): Tax Effect	(279)	[2],[3]	(555)	[2],[3]	252	[2],[3]
Unrecognized pension net gain (loss): Net-of-Tax Amount	542	[2],[3]	1,078	[2],[3]	(491)	[2],[3]
Unrecognized pension cost due to change in assumptions: Before Tax Amount	962	[2],[3]	(681)	[2],[3]	(1,247)	[2],[3]
Unrecognized pension cost due to change in assumptions: Tax Effect	(327)	[2],[3]	232	[2],[3]	424	[2],[3]
Unrecognized pension cost due to change in assumptions: Net-of-Tax Amount	635	[2],[3]	(449)	[2],[3]	(823)	[2],[3]
Amortization of pension prior service cost: Before Tax Amount	(1)	[2],[3]	56	[2],[3]	(2)	[2],[3]
Amortization of pension prior service cost: Tax Expense or Benefit			(19)	[2],[3]	1	[2],[3]
Amortization of pension prior service cost: Net-of-Tax Amount	(1)	[2],[3]	37	[2],[3]	(1)	[2],[3]
Amortization of pension net actuarial cost: Before Tax Amount	203	[2],[3]	296	[2],[3]	152	[2],[3]
Amortization of net pension actuarial loss: Tax Expense	(68)	[2],[3]	(102)	[2],[3]	(52)	[2],[3]
Amortization of net pension actuarial cost: Net-of-Tax Amount	135	[2],[3]	194	[2],[3]	100	[2],[3]
Other comprehensive income: Before Tax Amount	(356)		1,269		(1,204)
Other comprehensive income: Tax Effect	116		(432)		413
Other comprehensive income: Net-of-Tax Amount	(240)		837		(791)
Total comprehensive income: Before Tax Amount	4,150		5,895		5,018
Total comprehensive income: Tax Expense	(389)		(1,410)		(1,129)
Total comprehensive income: Net-of-Tax Amount	$ 3,761		$ 4,485		$ 3,889

[1]	Amounts are included in (loss) gain on calls of securities on the Consolidated Statements of Income as a separate element within total non-interest income.
[2]	Income tax amounts are included in the provision for income taxes on the Consolidated Statements of Income.
[3]	Amounts are included in the computation of net periodic benefit cost and are included in employee benefits expense on the Consolidated Statements of Income as a separate element within total non-interest expense.